New Accounting Pronouncement - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating lease right of use asset	$ 149,849			$ 0
Opearing lease liability	$ 165,139			0
Cumulative effect of accounting change				$ 4,905	$ 1,935
ASU 2016-02
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating lease right of use asset			$ 139,000
Deferred rent liabilities			15,000
Opearing lease liability			154,000
Cumulative effect of accounting change			$ 4,800
ASU 2016-13
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Decrease to the Common Equity Tier One and Total Capital ratio	0.23%
Forecast | ASU 2016-13 | Minimum
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Allowance for credit loss, increase (decrease)	$ 298,000
Allowance for credit loss change of existing reserve	62.00%
Forecast | ASU 2016-13 | Maximum
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Allowance for credit loss, increase (decrease)	$ 326,000
Allowance for credit loss change of existing reserve	68.00%
Forecast | ASU 2016-13 | Held To Maturity Debt Securities
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Allowance for credit loss, increase (decrease)	$ 12,000
Forecast | ASC Subtopic 310-30
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Allowance for credit loss, increase (decrease)	$ 10,000
Subsequent event | ASU 2016-13
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Accruing loans past-due 90 days or more		$ 156,000
Non perfroming loans		283,000
Recorded investment current		$ 127,000